Revenue Disaggregation - Revenue By Timing of Recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue Disaggregation
Revenues	¥ 144,459,946	$ 19,790,932	¥ 123,851,332	¥ 45,286,816
Vehicle sales
Revenue Disaggregation
Revenues	138,538,092	18,979,641	120,294,667	44,106,434
Other sales and services
Revenue Disaggregation
Revenues	5,921,854	$ 811,291	3,556,665	1,180,382
Revenue recognized at a point in time
Revenue Disaggregation
Revenues	144,108,738		123,623,481	45,150,485
Revenue recognized at a point in time | Vehicle sales
Revenue Disaggregation
Revenues	138,538,092		120,294,667	44,106,434
Revenue recognized at a point in time | Other sales and services
Revenue Disaggregation
Revenues	5,570,646		3,328,814	1,044,051
Revenue recognized over time
Revenue Disaggregation
Revenues	¥ 351,208		¥ 227,851	¥ 136,331